Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
December 31, 2021
Z55-NPRT3-0322
1.9884251.104
Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,721	28,310
Fidelity Series Commodity Strategy Fund (a)	1,287	5,263
Fidelity Series Large Cap Growth Index Fund (a)	927	17,939
Fidelity Series Large Cap Stock Fund (a)	1,050	19,947
Fidelity Series Large Cap Value Index Fund (a)	2,453	38,174
Fidelity Series Small Cap Opportunities Fund (a)	640	9,554
Fidelity Series Value Discovery Fund (a)	852	14,123
TOTAL DOMESTIC EQUITY FUNDS (Cost $116,039)		133,310

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	528	7,675
Fidelity Series Emerging Markets Fund (a)	358	3,762
Fidelity Series Emerging Markets Opportunities Fund (a)	1,611	33,862
Fidelity Series International Growth Fund (a)	905	17,303
Fidelity Series International Index Fund (a)	593	7,264
Fidelity Series International Small Cap Fund (a)	277	5,917
Fidelity Series International Value Fund (a)	1,550	17,313
Fidelity Series Overseas Fund (a)	1,201	17,299
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $100,496)		110,395

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	52	525
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	208	2,105
Fidelity Series Corporate Bond Fund (a)	11	123
Fidelity Series Emerging Markets Debt Fund (a)	151	1,370
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	49	458
Fidelity Series Floating Rate High Income Fund (a)	28	258
Fidelity Series Government Bond Index Fund (a)	15	164
Fidelity Series High Income Fund (a)	167	1,588
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	15	174
Fidelity Series Investment Grade Securitized Fund (a)	12	121
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,239	10,553
Fidelity Series Real Estate Income Fund (a)	84	985
TOTAL BOND FUNDS (Cost $18,540)		18,466

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $235,075)	262,171
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	262,172

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,043	515	4	(3)	-	525
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	2,194	100	11	-	11	2,105
Fidelity Series Blue Chip Growth Fund	17,410	16,749	4,665	4,514	(74)	(1,110)	28,310
Fidelity Series Canada Fund	3,831	4,003	756	145	(18)	615	7,675
Fidelity Series Commodity Strategy Fund	4,390	4,281	2,601	1,629	(206)	(601)	5,263
Fidelity Series Corporate Bond Fund	16	150	43	1	-	-	123
Fidelity Series Emerging Markets Debt Fund	864	689	176	35	(7)	-	1,370
Fidelity Series Emerging Markets Debt Local Currency Fund	287	238	42	16	(3)	(22)	458
Fidelity Series Emerging Markets Fund	2,516	2,100	539	108	(26)	(289)	3,762
Fidelity Series Emerging Markets Opportunities Fund	22,641	21,299	4,596	3,395	(384)	(5,098)	33,862
Fidelity Series Floating Rate High Income Fund	170	132	45	7	(1)	2	258
Fidelity Series Government Bond Index Fund	20	235	90	-	(1)	-	164
Fidelity Series Government Money Market Fund 0.08%	410	38	448	-	-	-	-
Fidelity Series High Income Fund	1,001	779	210	51	(2)	20	1,588
Fidelity Series Inflation-Protected Bond Index Fund	3,159	1,301	4,580	42	279	(159)	-
Fidelity Series International Credit Fund	41	1	-	1	-	-	42
Fidelity Series International Growth Fund	9,385	9,408	1,941	1,175	(57)	508	17,303
Fidelity Series International Index Fund	3,933	3,809	665	156	(15)	202	7,264
Fidelity Series International Small Cap Fund	3,380	3,087	586	609	(42)	78	5,917
Fidelity Series International Value Fund	9,461	9,461	1,855	738	(49)	295	17,313
Fidelity Series Investment Grade Bond Fund	23	259	107	1	(1)	-	174
Fidelity Series Investment Grade Securitized Fund	15	146	40	-	-	-	121
Fidelity Series Large Cap Growth Index Fund	10,986	7,876	3,534	462	40	2,571	17,939
Fidelity Series Large Cap Stock Fund	12,011	10,078	2,485	1,358	(43)	386	19,947
Fidelity Series Large Cap Value Index Fund	22,946	18,526	4,674	1,981	(138)	1,514	38,174
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	7,265	1,411	117	(125)	495	10,553
Fidelity Series Overseas Fund	9,437	8,507	2,095	435	(21)	1,471	17,299
Fidelity Series Real Estate Income Fund	602	443	99	28	(1)	40	985
Fidelity Series Short-Term Credit Fund	202	27	229	1	6	(6)	-
Fidelity Series Small Cap Opportunities Fund	5,815	5,979	1,257	1,799	(99)	(884)	9,554
Fidelity Series Treasury Bill Index Fund	652	114	766	-	-	-	-
Fidelity Series Value Discovery Fund	8,477	7,237	1,897	1,004	(69)	375	14,123
	158,410	147,454	43,047	19,823	(1,060)	414	262,171

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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